Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Schedule of Property and Equipment

	As of December 31,
	2013	2012
Land	$347	$349
Buildings	1,410	1,393
Leasehold improvements	186	145
Machinery and equipment	56	68
Furniture and fixtures	273	319
Model furnishings	1,776	920
Computer hardware and software	514	344
	4,562	3,538
Less accumulated depreciation and amortization	(1,202)	(1,021)
Total property and equipment, net	$3,360	$2,517